Condensed Financial Statements of Parent Company - Statements of Income Pertaining only to Meridian Interstate Bancorp (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended								12 Months Ended
	Jun. 08, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Gain on sales of securities, net										$ 9,636	$ 5,568	$ 4,464
Equity income on investment in affiliate bank											310	1,110
Gain on sale of investment in affiliate bank	4,800							4,800			4,819
Total interest and dividend income		25,213	24,320	23,255	22,416	22,183	21,181	20,968	20,637	95,204	84,969	78,812
Applicable income tax provision		2,232	3,272	1,200	1,367	1,079	1,554	2,639	1,058	8,071	6,330	6,601
Net income		4,015	5,321	3,025	3,068	2,109	2,714	5,447	2,156	15,429	12,426	11,970
Meridian Interstate Bancorp, Inc/Parent Company [Member]
Income:
Interest and dividend income										260	361	220
Gain on sales of securities, net										940	364
Equity income on investment in affiliate bank											310	1,110
Gain on sale of investment in affiliate bank											4,819
Total interest and dividend income										1,200	5,854	1,330
Operating expenses										958	880	800
Income before income taxes and equity in undistributed earnings of subsidiaries										242	4,974	530
Applicable income tax provision										63	1,986	210
Income after income tax provision, Total										179	2,988	320
Equity in undistributed earnings of subsidiaries										15,250	9,438	11,650
Net income										$ 15,429	$ 12,426	$ 11,970